Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Schedule of Change in Intangible Assets
Changes in the Group’s intangible assets in 2020 and 2019 were as follows:

	Goodwill	Software	Trademarks	Others	Total
At January 1, 2019
Cost	21,350	10,165	2,442	338	34,295
Accumulated amortization	—	(4,568)	(1,556)	(262)	(6,386)
Net book amount	21,350	5,597	886	76	27,909
Year ended December 31, 2019
Opening net book amount	21,350	5,597	886	76	27,909
Exchange differences	(695)	(329)	(1)	(16)	(1,041)
Additions	—	2,080	6,431	106	8,617
Acquisition of subsidiaries	—	66	—	—	66
Disposal	(635)	(6)	—	—	(641)
Amortization charge (i)	—	(1,147)	—	(84)	(1,231)
Closing net book amount	20,020	6,261	7,316	82	33,679
At December 31, 2019
Cost	20,020	11,976	8,872	428	41,296
Accumulated amortization	—	(5,715)	(1,556)	(346)	(7,617)
Net book amount	20,020	6,261	7,316	82	33,679
Year ended December 31, 2020
Opening net book amount	20,020	6,261	7,316	82	33,679
Exchange differences	(1,687)	(954)	(80)	(35)	(2,756)
Additions	—	823	326	94	1,243
Disposal	—	(46)	—	(46)	(92)
Disposal of subsidiary	(3,851)	—	—	—	(3,851)
Amortization charge (i)	—	(820)	(412)	(61)	(1,293)
Closing net book amount	14,482	5,264	7,150	34	26,930
At December 31, 2020
Cost	14,482	11,799	9,118	441	35,840
Accumulated amortization	—	(6,535)	(1,968)	(407)	(8,910)
Net book amount	14,482	5,264	7,150	34	26,930

(i)Amortization charges are included in “General and administrative expenses” and “Selling expenses” for the years ended December 31, 2020 and 2019, respectively. There were no impairment charges for any of the years presented (see Note 33 (a)).